Guarantor and Non Guarantor Financial Information - Condensed Income Statement (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Owned and leased hotels									$ 2,062	$ 1,984	$ 4,046	$ 3,979	$ 3,898
Management and franchise fees and other									666	561	1,175	1,088	1,014
Timeshare									555	507	1,109	1,085	944
Other revenues from managed and franchised properties									1,747	1,591	3,405	3,124	2,927
Total revenues	2,643	2,449	2,380	2,263	2,338	2,417	2,390	2,131	5,030	4,643	9,735	9,276	8,783
Expenses
Owned and leased hotels									1,604	1,547	3,147	3,230	3,213
Timeshare									365	351	730	758	668
Depreciation and amortization									311	309	603	550	564
Impairment losses											0	54	20
General, administrative and other									230	189	748	460	416
Other expenses from managed and franchised properties									1,747	1,591	3,405	3,124	2,927
Total expenses									4,257	3,987	8,633	8,176	7,808
Operating income	89	357	404	252	263	345	298	194	773	656	1,102	1,100	975
Interest income									6	3	9	15	11
Interest expense									(311)	(274)	(620)	(569)	(643)
Equity in earnings (losses) from unconsolidated affiliates									12	8	16	(11)	(145)
Gain (loss) on foreign currency transactions									46	(82)	(45)	23	(21)
Gain on debt extinguishment											229	0	0
Other gain, net									14	6	7	15	19
Income (loss) before income taxes and equity in earnings from subsidiaries									540	317	698	573	196
Income tax benefit (expense)									(204)	(122)	(238)	(214)	59
Income (loss) before equity in earnings from subsidiaries									336	195	460	359	255
Equity in earnings from subsidiaries									0	0	0	0	0
Net income	62	203	157	38	64	179	69	47	336	195	460	359	255
Net income attributable to noncontrolling interests									(4)	(6)	(45)	(7)	(2)
Net income attributable to Hilton stockholders	26	200	155	34	61	177	66	48	332	189	415	352	253
Comprehensive income									412	26	620	456	161
Comprehensive income attributable to noncontrolling interests									(2)	(22)	(63)	(21)	1
Comprehensive income attributable to Hilton stockholders									410	4	557	435	162
Eliminations [member]
Revenues
Owned and leased hotels									(14)	(12)	(26)	(23)	(24)
Management and franchise fees and other									(72)	(67)	(145)	(133)	(125)
Timeshare									0	0	0	0	0
Other revenues from managed and franchised properties									(421)	(405)	(815)	(814)	(790)
Total revenues									(507)	(484)	(986)	(970)	(939)
Expenses
Owned and leased hotels									(37)	(27)	(59)	(53)	(51)
Timeshare									(34)	(36)	(79)	(73)	(67)
Depreciation and amortization									0	0	0	0	0
Impairment losses												0	0
General, administrative and other									(15)	(16)	(33)	(30)	(31)
Other expenses from managed and franchised properties									(421)	(405)	(815)	(814)	(790)
Total expenses									(507)	(484)	(986)	(970)	(939)
Operating income									0	0	0	0	0
Interest income									0	(217)	(217)	(403)	(359)
Interest expense									0	217	217	403	359
Equity in earnings (losses) from unconsolidated affiliates									0	0	0	0	0
Gain (loss) on foreign currency transactions									0	0	0	0	0
Gain on debt extinguishment											0
Other gain, net									0	0	0	0	0
Income (loss) before income taxes and equity in earnings from subsidiaries									0	0	0	0	0
Income tax benefit (expense)									0	0	0	0	0
Income (loss) before equity in earnings from subsidiaries									0	0	0	0	0
Equity in earnings from subsidiaries									(1,086)	(331)	(1,297)	(653)	(683)
Net income									(1,086)	(331)	(1,297)	(653)	(683)
Net income attributable to noncontrolling interests									0	0	0	0	0
Net income attributable to Hilton stockholders									(1,086)	(331)	(1,297)	(653)	(683)
Comprehensive income									(1,164)	(146)	(1,439)	(736)	(592)
Comprehensive income attributable to noncontrolling interests									0	0	0	0	0
Comprehensive income attributable to Hilton stockholders									(1,164)	(146)	(1,439)	(736)	(592)
Parent [member]
Revenues
Owned and leased hotels									0	0	0	0	0
Management and franchise fees and other									0	0	0	0	0
Timeshare									0	0	0	0	0
Other revenues from managed and franchised properties									0	0	0	0	0
Total revenues									0	0	0	0	0
Expenses
Owned and leased hotels									0	0	0	0	0
Timeshare									0	0	0	0	0
Depreciation and amortization									0	0	0	0	0
Impairment losses												0	0
General, administrative and other									0	0	0	0	0
Other expenses from managed and franchised properties									0	0	0	0	0
Total expenses									0	0	0	0	0
Operating income									0	0	0	0	0
Interest income									0	217	217	403	359
Interest expense									0	0	0	0	0
Equity in earnings (losses) from unconsolidated affiliates									0	0	0	0	0
Gain (loss) on foreign currency transactions									0	0	0	0	0
Gain on debt extinguishment											0
Other gain, net									0	0	0	0	0
Income (loss) before income taxes and equity in earnings from subsidiaries									0	217	217	403	359
Income tax benefit (expense)									(4)	(85)	(84)	(155)	(137)
Income (loss) before equity in earnings from subsidiaries									(4)	132	133	248	222
Equity in earnings from subsidiaries									336	57	282	104	31
Net income									332	189	415	352	253
Net income attributable to noncontrolling interests									0	0	0	0	0
Net income attributable to Hilton stockholders									332	189	415	352	253
Comprehensive income									410	4	557	435	162
Comprehensive income attributable to noncontrolling interests									0	0	0	0	0
Comprehensive income attributable to Hilton stockholders									410	4	557	435	162
Subsidiary Issuer [Member]
Revenues
Owned and leased hotels									0	0		0	0
Management and franchise fees and other									0	0	0	0	0
Timeshare									0	0	0	0	0
Other revenues from managed and franchised properties									0	0	0	0	0
Total revenues									0	0	0	0	0
Expenses
Owned and leased hotels									0	0	0	0	0
Timeshare									0	0	0	0	0
Depreciation and amortization									0	0	0	0	0
Impairment losses												0	0
General, administrative and other									0	0	0	0	0
Other expenses from managed and franchised properties									0	0	0	0	0
Total expenses									0	0	0	0	0
Operating income									0	0	0	0	0
Interest income									0	0	0	0	0
Interest expense									(172)	0	(105)	0	0
Equity in earnings (losses) from unconsolidated affiliates									0	0	0	0	0
Gain (loss) on foreign currency transactions									0	0	0	0	0
Gain on debt extinguishment											0
Other gain, net									0	0	0	0	0
Income (loss) before income taxes and equity in earnings from subsidiaries									(172)	0	(105)	0	0
Income tax benefit (expense)									66	0	40	0	0
Income (loss) before equity in earnings from subsidiaries									(106)	0	(65)	0	0
Equity in earnings from subsidiaries									442	0	347	0	0
Net income									336	0	282	0	0
Net income attributable to noncontrolling interests									0	0	0	0	0
Net income attributable to Hilton stockholders									336	0	282	0	0
Comprehensive income									327	0	288	0	0
Comprehensive income attributable to noncontrolling interests									0	0	0	0	0
Comprehensive income attributable to Hilton stockholders									327	0	288	0	0
Guarantor Subsidiaries [Member]
Revenues
Owned and leased hotels									103	93	190	181	171
Management and franchise fees and other									377	270	587	459	383
Timeshare									506	492	1,052	1,081	940
Other revenues from managed and franchised properties									1,975	1,841	3,869	3,643	3,521
Total revenues									2,961	2,696	5,698	5,364	5,015
Expenses
Owned and leased hotels									75	73	148	142	140
Timeshare									390	382	797	827	731
Depreciation and amortization									150	140	277	251	246
Impairment losses												13	8
General, administrative and other									181	135	620	342	301
Other expenses from managed and franchised properties									1,975	1,841	3,869	3,643	3,521
Total expenses									2,771	2,571	5,711	5,218	4,947
Operating income									190	125	(13)	146	68
Interest income									4	3	7	7	7
Interest expense									(27)	(462)	(642)	(916)	(948)
Equity in earnings (losses) from unconsolidated affiliates									10	8	13	(12)	(133)
Gain (loss) on foreign currency transactions									43	(39)	35	12	(26)
Gain on debt extinguishment											229
Other gain, net									6	1	2	6	14
Income (loss) before income taxes and equity in earnings from subsidiaries									226	(364)	(369)	(757)	(1,018)
Income tax benefit (expense)									(92)	147	48	312	397
Income (loss) before equity in earnings from subsidiaries									134	(217)	(321)	(445)	(621)
Equity in earnings from subsidiaries									308	274	668	549	652
Net income									442	57	347	104	31
Net income attributable to noncontrolling interests									0	0	0	0	0
Net income attributable to Hilton stockholders									442	57	347	104	31
Comprehensive income									415	10	417	126	30
Comprehensive income attributable to noncontrolling interests									0	0	0	0	0
Comprehensive income attributable to Hilton stockholders									415	10	417	126	30
Non-Guarantor Subsidiaries [member]
Revenues
Owned and leased hotels									1,973	1,903	3,882	3,821	3,751
Management and franchise fees and other									361	358	733	762	756
Timeshare									49	15	57	4	4
Other revenues from managed and franchised properties									193	155	351	295	196
Total revenues									2,576	2,431	5,023	4,882	4,707
Expenses
Owned and leased hotels									1,566	1,501	3,058	3,141	3,124
Timeshare									9	5	12	4	4
Depreciation and amortization									161	169	326	299	318
Impairment losses												41	12
General, administrative and other									64	70	161	148	146
Other expenses from managed and franchised properties									193	155	351	295	196
Total expenses									1,993	1,900	3,908	3,928	3,800
Operating income									583	531	1,115	954	907
Interest income									2	0	2	8	4
Interest expense									(112)	(29)	(90)	(56)	(54)
Equity in earnings (losses) from unconsolidated affiliates									2	0	3	1	(12)
Gain (loss) on foreign currency transactions									3	(43)	(80)	11	5
Gain on debt extinguishment											0
Other gain, net									8	5	5	9	5
Income (loss) before income taxes and equity in earnings from subsidiaries									486	464	955	927	855
Income tax benefit (expense)									(174)	(184)	(242)	(371)	(201)
Income (loss) before equity in earnings from subsidiaries									312	280	713	556	654
Equity in earnings from subsidiaries									0	0	0	0	0
Net income									312	280	713	556	654
Net income attributable to noncontrolling interests									(4)	(6)	(45)	(7)	(2)
Net income attributable to Hilton stockholders									308	274	668	549	652
Comprehensive income									424	158	797	631	561
Comprehensive income attributable to noncontrolling interests									(2)	(22)	(63)	(21)	1
Comprehensive income attributable to Hilton stockholders									$ 422	$ 136	$ 734	$ 610	$ 562